Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Long-term debt
Senior	SFr 142,487	SFr 135,196
Subordinated	22,970	24,299
Non-recourse liabilities from consolidated VIEs	11,972	13,452
Long-term debt	177,429	172,947
of which reported at fair value	75,658	80,260
Structured notes
Long-term debt
Long-term debt	SFr 50,602	SFr 50,469